Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 13: — OTHER LIABILITIES

a.	Other current liabilities:

	December 31,
	2011	2010
Returns reserve	$30,722	$21,962
Due to customers (1)	290	390
Employees and payroll accruals	12,840	17,401
Deferred revenue	351	1,052
Medicaid and indirect rebates	32,316	12,709
Accrued income taxes	55,553	12,882
Legal and audit fees	848	945
Accrued expenses	12,424	7,627
Interest payable	240	312
Deferred taxes	284	335
Derivative instruments	1,483	—
OCS and other royalties	1,865	2,771
Other	773	1,300

	$149,989	$79,686

(1)	Amount due to customers in excess of their outstanding balance as a result of chargebacks, rebates and other deductions.

b.	Other long-term liabilities:

	December 31,
	2011	2010
Accrued severance pay	$3,451	$7,013
Interest rate swap	1,423	1,121
Accrued taxes	60	442

	$4,934	$8,576